Dividend	12 Months Ended
Dec. 31, 2018
Dividend [abstract]
Dividend
29	Dividend

An annual dividend in respect of the year ended 31 December 2018 of RMB 0.25 per share, amounting to a total dividend of RMB 2,705,953 thousands, was approved by the Board of Directors on 19 March 2019. This financial statement has not reflected such dividend payable.

An annual dividend in respect of the year ended 31 December 2017 of RMB 0.3 per share, amounting to a total dividend of RMB 3,247,144 thousands, was approved by the Board of Directors on 20 March 2018.